UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2006

Item 1. Report to Stockholders.

FIMCO Select Fund

ANNUAL REPORT
For the Year Ended
November 30, 2006

FIMCO Select Fund

December 22, 2006

Dear Shareholder,

Fund Performance

The FIMCO Select Fund increased in value 16.1% from inception of the fund on 12/28/05 through 11/30/06, while the S&P 500 increased by 13.3% and the S&P 1500 increased by 13.1% over the same time period.

	FMCOX	S&P 500	S&P 1500
12/28/05-11/30/06	16.10%	13.31%	13.08%

Our best performing equity positions were Comcast Corp. - Class A, Cisco Systems, Inc., Merck, PACCAR, Inc., Markel Corp., The Walt Disney Co., CarMax, Inc., The Western Union Co., Arch Capital Group, Ltd. and Berkshire Hathaway, Inc. - Class B, all contributing a greater than 20% return during this time period. Palm Harbor Homes, Inc. ("Palm Harbor") and Dollar General Corp. ("Dollar General") were the only significant detractors from performance, with both declining more than 10%. Of the 36 positions we’ve held during this time period, 5 have contributed negative performance and 3 of those have declined by less than 5 percent. Palm Harbor is down 27% as the expected recovery in the manufactured housing industry has not yet materialized. However, we think this industry will eventually recover and that Palm Harbor is very well positioned to benefit when it does. Dollar General continues to struggle as its target customer has had less discretionary spending power this year but we still think there is significant value to be realized by owning this stock at the current price. In fact, it has been rumored that several private equity groups have been looking at Dollar General and we can only assume that they are seeing the same value proposition that we are. As mentioned above, we have 10 holdings that have contributed 20 percent or more to fund performance and that combined with minimal detractors on the negative side has allowed the fund to outperform its benchmarks by 250 basis points or more since inception.

Market Outlook

After the equity market got off to a fast start in the 1st quarter of 2006, it settled down and declined slightly in April and May. The primary contributor to this decline was increased inflation expectations. Based on the reactions of the equity and bond markets, the consensus was that the Fed would continue to raise rates to prevent inflation from overheating. The yield on the 10-year Treasury increased slightly during this time period but not as much as one would expect if the bond market was worried about inflation. The equity market declined as it believed the Fed would overdo its increases and cause economic

FIMCO Select Fund

growth to slow. The equity markets continued their descent through the first two weeks of July but then bottomed out in mid-July. At this point, the indices were flat to slightly down for the year. However, the Federal Open Market Committee (FOMC)held the Fed funds rate steady at 5.25% at its meeting on June 29 and they have kept it at that level since.

The S&P 500 rallied 8.5% during the rest of the 3rd quarter and has continued its ascent through the end of November. The equity market has responded very positively to the pause by the FOMC. The bond market also believes that the Fed has inflation under control, as the yield on 10-year treasuries declined from 5.2% early in the 3rd quarter to 4.6% at the end of the 3rd quarter and it has held at this level through the end of November. Some market observers may say that while the stock and bond markets agree on inflation, they don’t necessarily agree on how strong the economy is going to be going forward. On the surface, an 8.5% return for the S&P 500 in 10 weeks could be interpreted as a predictor of strong economic growth. On the other hand, a 60 basis point decline in the yield on the 10-year treasury is telling you the exact opposite. We think the answer on the economy’s strength is somewhere in between but we think it is more important to consider the valuation of equities and their relative attractiveness to bonds. We have been saying all year that equities look attractive to us relative to bonds, particularly large cap domestic equities. Our portfolio is positioned with that in mind and we think our shareholders have benefited from that positioning year-to-date. We will continue to maintain a portfolio weighted towards large cap domestic stocks until the valuation discrepancy we see today is no longer available.

One issue affecting the markets right now that is worth mentioning is private equity. You can’t read the papers today without hearing about a new deal. Private equity firms are on track to raise $146 billion by year-end, according to Merrill Lynch & Co. The last peak was in 2000, when private equity firms raised $182 billion. Private equity has also been involved in 34 percent of initial public offerings so far in 2006. Their reach is large and growing and we mention them because we think their presence in the market can provide primarily positive implications for our fund. The only real negative effect they have on us is if they buy our positions below our estimate of intrinsic value. For example, we currently own Dollar General and it is trading slightly below $16. Our estimate of intrinsic value is $24 and we think that is probably conservative. In this scenario, a private equity firm could offer a 20 percent premium to the current price and take the additional 30 percent of value (according to our estimate of intrinsic value) for themselves. Their return could actually be a lot higher because they would most likely use leverage to

FIMCO Select Fund

increase their return on equity. One way to avoid this scenario is to align your self with board of directors that understand shareholder value and would not sell the company at a large discount to the value of the firm. Management teams cannot be relied on to protect shareholders because they are often involved in the buyout and have the opportunity to make an "obscene" amount of money in a short period of time. They also might prefer to run a private company where they can make decisions that are not affected by quarterly earnings estimates. We try to buy companies that would run their business the same whether it was public or private. It should not matter. The goal in both scenarios is to create the highest return on equity for the shareholders. We think the increasing presence of private equity participants is a positive because it forces public companies to look in the mirror. It also creates a floor for companies that are mismanaged and allows us to feel comfortable holding a position in a company like Dollar General. If they don’t get the business turned around, they will be taken out and most likely at a premium to the current stock price. If they do get the business turned around, then we get to accrue the value discrepancy that exists between the current price and our estimate of intrinsic value. We like this scenario from a risk vs. reward perspective.

Sincerely,

Gary T. Schoen, Chief Investment Officer

Must be preceded or accompanied by a prospectus.

The Fund may invest in options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index and the S&P 1500 Index are broad based unmanaged indices of 500 and 1500 stocks respectively, which are widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Return on Equity is a company’s net income divided by the owner’s equity in the business. A basis point is used to denote change in a financial instrument and is equal to 1/100th of 1%.

The FIMCO Select Fund is distributed by Quasar Distributors, LLC. (1/07)

FIMCO Select Fund

SECTOR ALLOCATION at November 30, 2006 (Unaudited)

Sector Allocation	% of Net Assets
Consumer Discretionary	21.9%
Consumer Staples	14.4%
Energy	3.1%
Financials	14.7%
Health Care	3.1%
Industrials	11.5%
Information Technology	12.8%
Investment Companies	32.4%
Money Market	1.7%
Liabilities in Excess of Other Assets*	(15.6)%
Net Assets	100.0%

* Includes short positions as of November 30, 2006.

EXPENSE EXAMPLE For the Six Months Ended November 30, 2006 (Unaudited)

As a shareholder of the FIMCO Select Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 - 11/30/06).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than three months. Investment Retirement Accounts ("IRA") will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example

FIMCO Select Fund

EXPENSE EXAMPLE For the Six Months Ended November 30, 2006 (Unaudited) (Continued)

below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 6/1/06	Value 11/30/06	6/1/06 - 11/30/06*
Actual	$1,000	$1,098	$7.89
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.59

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the most recent six month period (reflecting fee waivers in effect) multiplied by 183/365 days (to reflect the one-half year period).

FIMCO Select Fund

Fund Average Annual Return
Period Ended November 30, 2006
Calendar Year-to-Date	16.10%
Cumulative Since Inception (12/28/05)	16.10%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 28, 2005 (the Fund’s "inception"), and is not intended to imply any future performance. Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains.

As of 11/30/06 the S&P 500 Index returned 14.19% and 13.31% for the calendar year-to-date and cumulative total return since the Fund’s inception (12/28/05) periods, respectively.

As of 11/30/06 the S&P 1500 Supercomposite Index returned 13.97% and 13.08% for the calendar year-to-date and cumulative total return since the Fund’s inception (12/28/05) periods, respectively.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fimcofunds.com or calling (866) 653-4626.

The Fund imposes a 2.00% redemption fee on shares held less than three months. Performance data does not reflect the redemption fee. If it had, returns would be reduced.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at November 30, 2006

Shares		Value
COMMON STOCKS: 81.1%
Auto Components: 2.2%
23,000	Superior Industries
	International, Inc.	$453,790
Beverages: 5.4%
10,400	Anheuser-Busch
	Companies, Inc.	494,104
12,900	The Coca-Cola Co.1	604,107
		1,098,211
Building Products: 6.0%
12,800	American Standard
	Companies, Inc.	573,568
11,900	USG Corp.*	663,187
		1,236,755
Capital Markets: 3.5%
35,000	Janus Capital
	Group, Inc.1	709,100
Commercial Banks: 2.0%
11,600	Commerce
	Bancorp, Inc.	403,216
Communications Equipment: 2.6%
19,800	Cisco Systems, Inc.*	532,224
Food & Staples Retailing: 8.7%
15,400	Costco Wholesale Corp.1	804,804
21,200	Wal-Mart Stores, Inc.1	977,320
		1,782,124
Hotels Restaurants & Leisure: 2.7%
32,700	The Steak n Shake Co.*	563,094
Household Durables: 4.1%
33,435	Palm Harbor
	Homes, Inc.*1	458,728
4,500	Whirlpool Corp.	383,850
		842,578
Industrial Conglomerates: 2.4%
16,500	Tyco International, Ltd.	499,785
Insurance: 9.2%
6,800	Arch Capital
	Group, Ltd.*	454,240
226	Berkshire Hathaway,
	Inc. - Class B*	803,430
1,400	Markel Corp.*	626,850
		1,884,520
Internet & Catalog Retail: 3.0%
18,800	eBay, Inc.*	608,180
IT Services: 4.2%
17,800	First Data Corp.	449,450
17,800	The Western
	Union Co.	405,840
		855,290
Machinery: 3.0%
9,450	PACCAR, Inc.	617,085
Media: 7.2%
12,100	Comcast Corp. -
	Class A*	489,566
14,000	The Walt Disney Co.	462,700
700	The Washington Post
	Co. - Class B	514,430
		1,466,696
Multiline Retail: 3.0%
39,000	Dollar General Corp.1	606,060
Oil & Gas: 3.1%
9,600	ConocoPhillips	646,080
Pharmaceuticals: 3.1%
9,800	Johnson & Johnson1	645,918
Software: 3.0%
21,200	Microsoft Corp.1	621,796
Specialty Retail: 2.7%
12,100	CarMax, Inc.*	558,294
TOTAL COMMON STOCKS
(Cost $14,926,792)		16,630,796
INVESTMENT COMPANIES: 32.4%
22,400	Energy Select Sector
	SPDR Fund1	1,354,528
19,000	Financial Select Sector
	SPDR Fund1	678,490

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at November 30, 2006 (Continued)

Shares		Value
INVESTMENT COMPANIES: 32.4% (Continued)
53,100	Health Care Select
	Sector SPDR Fund1	$1,766,106
17,500	Materials Select Sector
	SPDR Fund	612,500
18,800	Utilities Select Sector
	SPDR Fund1	690,712
25,300	Vanguard Information
	Technology Index Fund1	1,348,237
2,800	Vanguard
	Telecommunication
	Services Index Fund	200,368
		6,650,941
TOTAL INVESTMENT COMPANIES
(Cost $6,192,225)		6,650,941

Contracts
CALL OPTIONS PURCHASED: 0.4%
100	Wal-Mart Stores, Inc.
	Expiration: January, 2009,
	Exercise Price: $45.00	74,000
TOTAL CALL OPTIONS PURCHASED
(Cost $76,500)		74,000

Shares
SHORT-TERM INVESTMENT: 1.7%
347,862	Fidelity Institutional
	Money Market
	Portfolio	347,862
TOTAL SHORT-TERM INVESTMENT
(Cost $347,862)		347,862
TOTAL INVESTMENTS
IN SECURITIES: 115.6%
(Cost $21,543,379)		23,703,599
Liabilities in Excess
of Other Assets: (15.6)%		(3,205,589)
TOTAL NET ASSETS: 100.0%		$20,498,010

*	Non-income producing security.
1	A portion of securities held as collateral on securities sold short as of November 30, 2006.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2006

Shares		Value
34,300	Consumer Discretionary
	Sector SPDR Fund	$1,292,424
32,100	Consumer Staples Select
	Sector SPDR Fund	822,081
27,300	Industrial Select Sector
	SPDR Fund	958,776
		3,073,281
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,991,677)		$3,073,281

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2006

ASSETS
Investments in securities, at value*
(cost $21,543,379) (Note 2)	$23,703,599
Cash	9,721
Receivables:
Fund shares sold	23,762
Investment securities sold	477,261
Dividends and interest	22,085
Total assets	24,236,428

LIABILITIES
Payables:
Investment securities purchased	596,723
Securities sold short, at value (proceeds $2,991,677)	3,073,281
Investment advisory fees	16,882
Administration fees	4,668
Custody fees	1,764
Fund accounting fees	4,330
Transfer agent fees	4,220
Chief compliance officer fees	833
Other accrued expenses	35,717
Total liabilities	3,738,418

NET ASSETS	$20,498,010
Net asset value, offering and redemption price per share
($20,498,010/1,765,168, shares outstanding; unlimited
number of shares authorized without par value)	$11.61

COMPONENTS OF NET ASSETS
Paid-in capital	$18,463,948
Accumulated net realized loss
on investments and options	(44,554)
Net unrealized appreciation on investments and options	2,160,220
Net unrealized depreciation on securities sold short	(81,604)
Net assets	$20,498,010

*	Includes securities segregated with broker for securities sold short in the amount of $9,187,394.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF OPERATIONS For the Period Ended November 30, 2006

INVESTMENT INCOME
Dividends	$175,940
Interest	8,450
Other	496
Total investment income	184,886

EXPENSES (Note 3)
Investment Advisory fees	147,480
Administration fees	30,000
Fund accounting fees	23,855
Transfer agent fees	23,104
Audit fees	17,000
Registration fees	13,568
Custody fees	11,204
Trustee fees	6,854
Legal fees	6,583
Reports to shareholders	6,277
Chief compliance officer fees	5,000
Interest expense on short positions (Note 2)	4,784
Miscellaneous	4,308
Insurance expense	960
Total expenses	300,977
Less: fees waived	(75,359)
Net expenses	225,618
Net investment loss	(40,732)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments and options	(22,139)
Change in net unrealized appreciation
on investments and options	2,160,220
Change in net unrealized depreciation
on securities sold short	(81,604)
Net realized and unrealized gain
on investments and options	2,056,477
Net increase in net assets
resulting from operations	$2,015,745

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2006*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(40,732)
Net realized loss on investments and options	(22,139)
Change in net unrealized appreciation
on investments and options	2,160,220
Change in net unrealized depreciation
on securities sold short	(81,604)
Net increase in net assets resulting from operations	2,015,745

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	18,482,265
Total increase in net assets	20,498,010

NET ASSETS
Beginning of period	—
End of period	$20,498,010

(a)	Summary of capital share transactions is as follows:

	Period Ended
	November 30, 2006*
	Shares	Value
Shares sold	1,890,204	$19,800,722
Shares redeemed	(125,036)	(1,318,457)
Net increase	1,765,168	$18,482,265

*	Fund commenced operations December 28, 2005.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended
November 30, 2006[1]
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	1.63
Total from investment operations	1.61
Net asset value, end of period	$11.61
Total return	16.10%[3]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.04%[4,5,7]
After fees waived and expenses absorbed	1.53%[4,6,7]

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.79)%[4,7]
After fees waived and expenses absorbed	(0.28)%[4,7]

Portfolio turnover rate	54%[3]

1	Fund commenced operations December 28, 2005.
2	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Not Annualized.
4	Annualized.
5	The ratio of expenses to average net assets includes interest expense on short positions. The ratio excluding interest expense on short positions for the period ended November 30, 2006 was 2.01%.
6	The ratio of expenses to average net assets includes interest expense on short positions. The ratio excluding interest expense on short positions for the period ended November 30, 2006 was 1.50%.
7	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006

NOTE 1 – ORGANIZATION

FIMCO Select Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Fund commenced operations on December 28, 2005.

The Fund’s investment objective is long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®("NASDAQ"), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of November 30, 2006, the Fund did not hold fair valued securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Options on securities shall be valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day, the mean between the most recent quoted bid and asked quotations will be used.

B.
Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a high cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than three months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Short Sales.  The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells securities short, it must borrow the security sold short and deliver it the broker-dealer through which it made the short sale. A gain limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a sale. The Fund is liable for any dividends payable on the securities while those securities are in a short position. As collateral for its short positions, the Fund is required by the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund has entered into a Special Custody Account Agreement with Bear Stearns Securities Corp ("Bear Stearns") in which collateral for its short positions consists of segregated securities owned by the Fund. Bear Stearns charges the Fund a fee equal to a 2% spread on the outstanding short positions market value. For the period ended November 30, 2006, the Fund incurred net interest expense on short positions of $4,784.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period November 30, 2006, the Fund decreased paid-in capital by $18,317, decreased accumulated net investment loss by $40,732 and increased accumulated net realized loss on investments and options by $22,415.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Frontier Investment Management Co., (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended November 30, 2006, the Fund incurred $147,480 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%. The contract’s term is indefinite and may be terminated only by the Board of Trustees. For the period ended November 30, 2006, the Advisor has waived $75,359 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. At November 30, 2006, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $75,359. The Advisor may recapture a portion of the above amount no later than the date stated below:

Year of Expiration	Amount
November 30, 2009	$75,359

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the period ended November 30, 2006, the Fund incurred $30,000 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended November 30, 2006, the Fund was allocated $5,000 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the "Distributor") serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. serves as custodian (the "Custodian") to the Fund. Both The Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term investments, was $29,861,009 and $8,720,087, respectively.

There cost of purchases and proceeds from the sales of U.S. government obligations for the period ended November 30, 2006, were $9,082 and $8,875, respectively.

For the period ended November 30, 2006, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $2,991,677 and $3,073,281, respectively.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2006 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the period ended November 30, 2006, there were no distributions for the Fund.

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows:

Cost of investments	$21,587,933
Gross tax unrealized appreciation on long positions	2,357,856
Gross tax unrealized depreciation on long positions	(242,190)
Net tax unrealized appreciation on long positions	$2,115,666
Gross tax unrealized appreciation on short positions	—
Gross tax unrealized depreciation on short positions	(81,604)
Net tax unrealized depreciation on short positions	$(81,604)
Total net tax unrealized appreciation
on investments	$2,034,062
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$2,034,062

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

FIMCO Select Fund

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the FIMCO Select Fund, a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedule of investments as of November 30, 2006, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 28, 2005 through November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the FIMCO Select Fund as of November 30, 2006, the results of its operations, changes in the net assets, and the financial highlights for the period December 28, 2005 through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 17, 2007

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Address	with the	of Time	During Past	Overseen	Directorships
and Age	Trust(1)	Served	Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Allegiant
(born 1943)	and	Term;	Industries, Inc.		Funds.
2020 E. Financial Way	Trustee	Since	(administrative,
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly, Chief
Operating Officer,
Integrated Asset
Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).
Wallace L. Cook	Trustee	Indefinite	Financial Consultant;	1	None.
(born 1939)		Term;	formerly, Senior Vice
2020 E. Financial Way		Since	President, Rockefeller
Suite 100		May 1991.	Trust Co.; Financial
Glendora, CA 91741			Counselor, Rockefeller
& Co.
Carl A. Froebel	Trustee	Indefinite	Owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
2020 E. Financial Way		Since	(Vacation Services);
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder,
National Investor
Data Services, Inc.
(investment related
computer software).

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Address	with the	of Time	During Past	Overseen	Directorships
and Age	Trust(1)	Served	Five Years	by Trustees	Held
Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Trustee,
(born 1950)		Term;	July 2001; formerly,		Managers
2020 E. Financial Way		Since	Executive Vice		Funds;
Suite 100		May 1991.	President, Investment		Trustee,
Glendora, CA 91741			Company		Managers
			Administration, LLC		AMG Funds.
("ICA") (mutual
fund administrator).
Rowley W.P. Redington(3)	Trustee	Indefinite	President; Intertech	1	None.
(born 1944)		Term;	Computer Services
2020 E. Financial Way		Since	Corp. (computer
Suite 100		May 1991.	services and
Glendora, CA 91741			consulting).
Officers of the Trust
Robert M. Slotky	President	Indefinite	Vice President,	1	Not
(born 1947)		Term; Since	U.S. Bancorp Fund		Applicable.
2020 E. Financial Way		August	Services, LLC, since
Suite 100		2002.	July 2001; formerly,
Glendora, CA 91741	Chief	Indefinite	Senior Vice
	Compliance	Term; Since	President, ICA (May
	Officer	September	1997-July 2001).
2004.
	Anti-Money	Indefinite
	Laundering	Term; Since
	Officer	December
2005.
Eric W. Falkeis	Treasurer	Indefinite	Chief Financial	1	Not
(born 1973)		Term; Since	Officer, U.S.		Applicable.
615 East Michigan St.		August	Bancorp Fund
Milwaukee, WI 53202		2002.	Services, LLC,
since April 2006;
Vice President,
U.S. Bancorp Fund
Services, LLC since
1997; formerly,
Chief Financial
Officer, Quasar
Distributors, LLC
(2000-2003).

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Address	with the	of Time	During Past	Overseen	Directorships
and Age	Trust(1)	Served	Five Years	by Trustees	Held
Angela L. Pingel	Secretary	Indefinite	Counsel, U.S.	1	Not
(born 1971)		Term;	Bancorp Fund		Applicable.
615 East Michigan St.		Since	Services LLC since
Milwaukee, WI 53202		December	2004; formerly,
		2005.	Associate, Krukowski
& Costello, S.C.,
(2002-2004);
formerly, Vice
President - Investment
Operations, Heartland
Advisors, Inc.
(1994-2002).

(1)	The Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Portfolio. The Portfolio does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)	Effective December 31, 2006, this Trustee resigned from the Board.

FIMCO Select Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 653-4626 and by accessing the Fund’s website at www.fimcofunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 653-4626. In addition, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 653-4626. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is posted on its website at www.fimcofunds.com within ten business days after calendar quarter end.

Investment Advisor
FRONTIER INVESTMENT MANAGEMENT CO.
8401 N. Central Expwy, Ste. 645, LB 31
Dallas, TX 75225

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

FIMCO Select Fund
Symbol - FMCOX
CUSIP - 742935398

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2006	FYE 11/30/2005
Audit Fees	$15,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2006	FYE 11/30/2005
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date 2/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date 2/7/07

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  2/8/07

* Print the name and title of each signing officer under his or her signature.